Principal Accounting Policies (Details) - Schedule of Finite Lived Intangible Assets Useful Lives	Mar. 31, 2024
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Dealership [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years 6 months